Note 12 - Income Taxes (Details Textual) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Expense (Benefit)	$ 0	$ 0	$ 0	$ 0
Operating Loss Carryforwards			77,037,900	60,328,200
Net Operating Loss Carryforwards, Subject to Expiration			6,126,173
Net Operating Loss Carryforwards, Not Subject to Expiration			70,911,727
Unrecognized Tax Benefits			$ 0	$ 0